Income Taxes - Summary of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income taxes	₩ 692,870	₩ 913,286	₩ 1,577,581
Deferred income tax due to temporary differences	(481,303)	164,078	(38,851)
Items recorded directly in equity	12,705	11,005	144,900
Income tax expense	₩ 224,272	₩ 1,088,369	₩ 1,683,630